ACQUISITIONS AND DROP DOWN TRANSACTIONS - 2016 Drop Down (Details) $ in Thousands	Mar. 03, 2016 USD ($)	Dec. 15, 2014 USD ($)	Feb. 15, 2013 USD ($)
Utica Shale Play | Principal Owner
Business Acquisition [Line Items]
Cost of acquired entity, purchase price		$ 25,200
Meadowlark Midstream Company, LLC | Principal Owner
Business Acquisition [Line Items]
Cost of acquired entity, purchase price			$ 25,376
Current assets			2,227
Property, plant, and equipment			18,795
Other noncurrent assets			4,354
Total assets acquired			25,376
Total liabilities assumed			0
Net identifiable assets acquired			$ 25,376
Drop Down Assets 2016 Acquisition | Subsequent Event
Business Acquisition [Line Items]
Initial payment	$ 360,000
Deferred Purchase price obligation, multiple	6.5
Estimated future payment obligation	$ 860,300
Deferred purchase price obligation	$ 507,400
Discount rate	13.00%